3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (i) Loss per share (Policies)	12 Months Ended
Jan. 31, 2019
Policies
(i) Loss per share

           (i)  Loss per share

The basic and diluted loss per share shown in these statements is calculated using the weighted-average number of common shares outstanding during the year.

The weighted average number of common shares outstanding for the year ended January 31, 2019 does not include the 1,575,565 (2018 – 2,004,965) warrants outstanding and the 2,625,000 (2018 – 2,525,000) stock options outstanding as the inclusion of these amounts would reduce the loss per share amount and are therefore considered anti-dilutive.